UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009


                        USAA SHORT-TERM BOND FUND



[LOGO OF USAA]
   USAA(R)

                        [GRAPHIC OF SHORT-TERM BOND FUND]

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  SEMIANNUAL REPORT
  USAA SHORT-TERM BOND FUND
  FUND SHARES o INSTITUTIONAL SHARES
  JANUARY 31, 2009

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FUND OBJECTIVE

HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.
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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities; the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         31

    Financial Statements                                                      35

    Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                               52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

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FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA SHORT-TERM BOND FUND
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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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                   MATTHEW FREUND, CFA                       JULIANNE BASS, CFA
[PHOTO OF          USAA Investment        [PHOTO OF          USAA Investment
MATTHEW FREUND]    Management Company     JULIANNE BASS]     Management Company

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o   HOW DID THE FUND PERFORM?

    The USAA Short-Term Bond Fund Shares provided a total return of -2.74% for the six-month period ended January 31, 2009, putting your Fund in the top 52% of its peer group (the Lipper Short Investment Grade Debt Funds Average returned -3.99%). This compares to returns of 2.83% for the Barclays Capital 1-3 Year Government/Credit Index (formerly known as the Lehman Brothers 1-3 Year Government/Credit Index)* and -2.94% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund Shares provided a one-year dividend yield of 4.92%, compared to 4.56% for the average Lipper Short Investment Grade Debt Fund.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS?

    The subprime credit crunch, initially limited to the United States, grew into a global financial dislocation during the period. A series of shocks -- including, among others, the U.S. government takeover of Freddie Mac and Fannie Mae, the failure of Lehman Brothers, the government

    *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers 1-3 Year
    Government/Credit Index, now is called the Barclays Capital 1-3 Year Government/Credit Index.

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA SHORT-TERM BOND FUND
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                        [CHART OF HISTORICAL YIELD CURVE]

                           o HISTORICAL YIELD CURVE o

                          7/31/2008             1/30/2009                Change
3 Month                     1.659%                0.226%                -1.4332%
6 month                     1.862                 0.340                 -1.5221
1 year                      2.258                 0.473                 -1.7848
2 year                      2.508                 0.946                 -1.5616
3 year                          -                 1.331                       -
5 year                      3.235                 1.875                 -1.3600
10 year                     3.946                 2.840                 -1.1059
30 year                     4.573                 3.603                 -0.9696

                                    [END CHART]

Source: Bloomberg L.P.

    bailout of American International Group, Inc., and the forced mergers of Washington Mutual and Wachovia -- raised fears about the solvency of even the strongest financial institutions in the United States and around the globe. Market volatility increased to historic levels as investors questioned the safety of securities, including those with the highest credit ratings. This broad-based flight to safety affected every sector of the taxable bond market, which underperformed ultra-safe U.S. Treasuries.

    To contain the financial market turmoil, the Federal Reserve (the Fed) lowered overnight interest rates from 2.00% in August to a range of between 0% and 0.25%. The Fed also indicated it plans to

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    do whatever it takes to combat a worsening recession and deflationary trends. As a result, long-term Treasury interest rates fell to levels not seen in more than 50 years.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Credit analysis was not rewarded during the period as the flight to safety forced other investors to sell bonds regardless of their investment merits. The old adage rang true: In a panic investors sell what they can, not what they should. Your Fund never had direct exposure to subprime mortgages, because we believed that these securities would underperform once their low teaser interest rates reset higher. We focused instead on more "traditional" securities including high-quality corporate bonds and seasoned commercial mortgage-backed securities (CMBS). But despite strong credit statistics and a stable operating history, these securities declined as other investors scrambled to meet margin calls.

    In addition, we continued to emphasize sectors of the fixed-income market that typically offer a yield advantage over Treasury securities with reasonable margins of safety. However, Treasuries outperformed during the six-month period as they tend to do during times of market stress.

    We remained committed to building a high-quality portfolio that was diversified among multiple asset classes and a large number of issuers. By limiting the positions we took in any one credit, we attempted to limit our exposure to potential surprises. Our research team carefully analyzed and continually monitored every bond in your Fund.

o   WHAT IS THE OUTLOOK?

    No one can predict when the financial markets will stabilize but, as of the writing of this commentary, we firmly believe we are closer to the end of the turmoil than the beginning. History shows that when the credit markets recover, the ensuing rallies can be quick and

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6  | USAA SHORT-TERM BOND FUND

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    substantial. Timing the market's turn is very difficult, but staying on the sidelines will limit long-term returns. The U.S. Treasury "bubble" is likely to last so long as the government continues to intervene in the economy and the financial system. We have sought to position your Fund to outperform when the bubble bursts.

    We expect market volatility to continue until investors trust the financial system again. Panic-induced forced selling has created tremendous opportunities in the corporate and structured bond markets. The spread -- or premium an investor receives over risk-free U.S. Treasuries -- has increased to record levels, which should allow patient investors to lock in attractive yields.

    Investors should expect most of the Fund's return to come from the income provided by the Fund. The portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA SHORT-TERM BOND FUND SHARES

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                           LIPPER LEADER (OVERALL)

                                    [5]

                                PRESERVATION

The Fund Shares are listed as a Lipper Leader for Preservation of 4,124 fixed-income funds for the overall period ended January 31, 2009. The Fund Shares received a Lipper Leader rating for Preservation among 4,124, 3,673, and 2,397 fixed-income funds for the three-, five-, and 10- year periods, respectively. Lipper ratings for Preservation reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA SHORT-TERM BOND FUND

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INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (Symbol: USSBX)

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                                            1/31/09                  7/31/08
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Net Assets                              $662.0 Million            $651.4 Million
Net Asset Value Per Share                   $8.36                     $8.81
Dollar-Weighted Average
Portfolio Maturity(+)                     2.1 Years                 2.7 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund Shares' portfolio.

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SIX-MONTH TOTAL RETURN             30-DAY SEC YIELD*            EXPENSE RATIO***
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  7/31/08 to 1/31/09                 As of 1/31/09                   0.69%
       -2.74%**                          6.90%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JANUARY 31, 2009

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                   TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS              3.23%         =          4.89%          +        (1.66)%
5 YEARS               2.49%         =          4.15%          +        (1.66)%
1 YEAR               (2.39)%        =          4.51%          +        (6.90)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2000--JANUARY 31, 2009

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

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                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2000           3.96%                 6.18%                   (2.22)%
1/31/2001           8.17%                 7.03%                    1.14%
1/31/2002           3.63%                 6.29%                   (2.66)%
1/31/2003           0.09%                 5.03%                   (4.94)%
1/31/2004           4.27%                 3.72%                    0.55%
1/31/2005           1.55%                 3.20%                   (1.65)%
1/31/2006           2.54%                 3.77%                   (1.23)%
1/31/2007           4.68%                 4.45%                    0.23%
1/31/2008           6.28%                 4.81%                    1.47%
1/31/2009          (2.39)%                4.51%                   (6.90)%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA SHORT-TERM BOND FUND
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL 1-3 YR     LIPPER SHORT INVESTMENT     USAA SHORT-TERM
                        GOVERNMENT/CREDIT            GRADE BOND FUNDS            BOND FUND
                             INDEX                        INDEX                   SHARES
 1/31/1999                $10,000.00                   $10,000.00              $10,000.00
 2/28/1999                  9,957.82                     9,967.34                9,985.83
 3/31/1999                 10,028.41                    10,044.69               10,069.06
 4/30/1999                 10,062.76                    10,081.13               10,107.66
 5/31/1999                 10,054.50                    10,067.64               10,110.97
 6/30/1999                 10,084.36                    10,086.75               10,145.98
 7/31/1999                 10,113.21                    10,098.24               10,164.22
 8/31/1999                 10,139.88                    10,117.94               10,176.04
 9/30/1999                 10,208.00                    10,184.90               10,249.94
10/31/1999                 10,238.30                    10,206.82               10,257.72
11/30/1999                 10,260.91                    10,240.48               10,315.62
12/31/1999                 10,271.49                    10,262.37               10,339.42
 1/31/2000                 10,271.49                    10,266.95               10,395.58
 2/29/2000                 10,342.66                    10,333.34               10,484.75
 3/31/2000                 10,401.22                    10,386.64               10,553.25
 4/30/2000                 10,421.23                    10,389.16               10,575.94
 5/31/2000                 10,458.91                    10,425.96               10,563.27
 6/30/2000                 10,574.29                    10,541.64               10,722.31
 7/31/2000                 10,646.63                    10,606.53               10,794.38
 8/31/2000                 10,730.99                    10,683.63               10,755.51
 9/30/2000                 10,819.41                    10,774.38               10,858.88
10/31/2000                 10,867.82                    10,806.36               10,844.95
11/30/2000                 10,969.00                    10,904.39               10,950.38
12/31/2000                 11,101.34                    11,020.31               11,076.05
 1/31/2001                 11,258.61                    11,177.25               11,244.84
 2/28/2001                 11,338.76                    11,255.18               11,330.03
 3/31/2001                 11,430.81                    11,336.37               11,436.91
 4/30/2001                 11,467.04                    11,363.50               11,490.15
 5/31/2001                 11,537.64                    11,433.75               11,564.17
 6/30/2001                 11,581.85                    11,481.02               11,626.74
 7/31/2001                 11,727.52                    11,622.21               11,831.71
 8/31/2001                 11,807.10                    11,697.53               11,906.15
 9/30/2001                 11,982.78                    11,809.00               12,010.67
10/31/2001                 12,102.51                    11,898.38               12,014.59
11/30/2001                 12,069.89                    11,839.61               11,706.37
12/31/2001                 12,075.84                    11,827.79               11,637.47
 1/31/2002                 12,110.34                    11,862.07               11,652.84
 2/28/2002                 12,162.95                    11,897.05               11,606.13
 3/31/2002                 12,083.81                    11,843.19               11,639.37
 4/30/2002                 12,218.76                    11,937.38               11,667.04
 5/31/2002                 12,282.97                    12,004.03               11,707.28
 6/30/2002                 12,381.25                    12,017.52               11,604.66
 7/31/2002                 12,504.46                    12,053.56               11,323.91
 8/31/2002                 12,572.00                    12,129.08               11,479.38
 9/30/2002                 12,680.86                    12,207.99               11,582.52
10/31/2002                 12,696.95                    12,215.46               11,456.71
11/30/2002                 12,696.37                    12,220.50               11,444.98
12/31/2002                 12,834.08                    12,342.29               11,623.33
 1/31/2003                 12,849.88                    12,361.70               11,663.19
 2/28/2003                 12,920.90                    12,436.10               11,740.17
 3/31/2003                 12,948.30                    12,455.11               11,763.43
 4/30/2003                 12,998.30                    12,508.89               11,868.69
 5/31/2003                 13,071.94                    12,580.45               12,015.13
 6/30/2003                 13,100.64                    12,603.66               12,039.04
 7/31/2003                 13,015.41                    12,492.57               11,906.32
 8/31/2003                 13,020.77                    12,504.38               11,915.73
 9/30/2003                 13,164.42                    12,634.62               12,080.86
10/31/2003                 13,111.08                    12,602.62               12,051.76
11/30/2003                 13,112.09                    12,605.33               12,057.22
12/31/2003                 13,195.29                    12,668.97               12,117.52
 1/31/2004                 13,231.24                    12,709.89               12,161.14
 2/29/2004                 13,305.46                    12,768.46               12,232.66
 3/31/2004                 13,352.56                    12,811.87               12,278.04
 4/30/2004                 13,215.59                    12,697.40               12,165.20
 5/31/2004                 13,197.18                    12,672.54               12,154.36
 6/30/2004                 13,201.09                    12,681.40               12,158.29
 7/31/2004                 13,257.04                    12,732.72               12,206.40
 8/31/2004                 13,360.83                    12,823.32               12,278.29
 9/30/2004                 13,353.43                    12,826.68               12,299.77
10/31/2004                 13,399.82                    12,869.05               12,330.71
11/30/2004                 13,334.59                    12,833.20               12,308.16
12/31/2004                 13,366.92                    12,872.57               12,345.72
 1/31/2005                 13,364.74                    12,874.41               12,349.31
 2/28/2005                 13,339.67                    12,862.12               12,343.69
 3/31/2005                 13,329.37                    12,844.45               12,350.31
 4/30/2005                 13,406.92                    12,911.56               12,404.70
 5/31/2005                 13,464.76                    12,962.76               12,452.83
 6/30/2005                 13,494.91                    13,001.08               12,477.18
 7/31/2005                 13,458.81                    12,971.36               12,473.13
 8/31/2005                 13,546.22                    13,050.71               12,537.94
 9/30/2005                 13,512.30                    13,023.57               12,550.44
10/31/2005                 13,506.79                    13,013.79               12,559.54
11/30/2005                 13,550.86                    13,051.86               12,586.93
12/31/2005                 13,603.91                    13,099.01               12,628.88
 1/31/2006                 13,630.15                    13,133.45               12,663.04
 2/28/2006                 13,646.24                    13,162.03               12,690.70
 3/31/2006                 13,662.76                    13,172.33               12,710.16
 4/30/2006                 13,708.86                    13,213.77               12,753.74
 5/31/2006                 13,727.84                    13,234.43               12,770.81
 6/30/2006                 13,754.66                    13,254.88               12,805.44
 7/31/2006                 13,860.91                    13,354.30               12,907.33
 8/31/2006                 13,964.40                    13,451.52               12,997.82
 9/30/2006                 14,039.05                    13,524.76               13,077.20
10/31/2006                 14,098.19                    13,585.62               13,137.56
11/30/2006                 14,175.45                    13,665.76               13,232.88
12/31/2006                 14,182.26                    13,675.16               13,223.26
 1/31/2007                 14,215.02                    13,710.25               13,255.64
 2/28/2007                 14,330.55                    13,822.99               13,393.72
 3/31/2007                 14,386.35                    13,872.67               13,428.54
 4/30/2007                 14,439.26                    13,926.74               13,479.23
 5/31/2007                 14,428.10                    13,908.31               13,454.81
 6/30/2007                 14,488.84                    13,945.74               13,493.94
 7/31/2007                 14,602.04                    14,029.36               13,560.80
 8/31/2007                 14,721.05                    14,046.53               13,634.20
 9/30/2007                 14,829.90                    14,164.95               13,728.52
10/31/2007                 14,897.02                    14,197.32               13,782.62
11/30/2007                 15,107.63                    14,327.01               13,950.31
12/31/2007                 15,151.55                    14,331.24               13,986.52
 1/31/2008                 15,415.36                    14,508.05               14,088.21
 2/29/2008                 15,553.06                    14,533.66               14,082.45
 3/31/2008                 15,564.66                    14,353.12               14,065.81
 4/30/2008                 15,475.51                    14,352.40               14,055.93
 5/31/2008                 15,437.10                    14,342.68               14,126.96
 6/30/2008                 15,465.37                    14,315.02               14,131.19
 7/31/2008                 15,509.72                    14,224.14               14,138.35
 8/31/2008                 15,582.05                    14,273.75               14,163.39
 9/30/2008                 15,489.43                    13,959.94               14,025.16
10/31/2008                 15,522.62                    13,688.91               13,663.51
11/30/2008                 15,708.45                    13,469.90               13,599.44
12/31/2008                 15,905.00                    13,670.53               13,627.93
 1/31/2009                 15,947.91                    13,806.53               13,753.84

                                   [END CHART]

         Data from 1/31/99 through 1/31/09.

         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital 1-3 Year Government/ Credit Index, formerly known as the Lehman Brothers 1-3 Year Government/Credit Index, is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA SHORT-TERM              LIPPER SHORT INVESTMENT
                            BOND FUND SHARES            GRADE DEBT FUNDS AVERAGE
1/31/2000                        6.18%                            5.70%
1/31/2001                        6.66                             5.92
1/31/2002                        6.48                             5.17
1/31/2003                        5.23                             3.85
1/31/2004                        3.65                             2.81
1/31/2005                        3.23                             2.58
1/31/2006                        3.77                             3.22
1/31/2007                        4.35                             4.13
1/31/2008                        4.60                             4.44
1/31/2009                        4.92                             4.56

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/00 to 1/31/09.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      1/31/09
--------------------------------------------------------------------------------
Net Assets                                                          $9.6 Million
Net Asset Value Per Share                                              $8.36

--------------------------------------------------------------------------------
                             SIX-MONTH TOTAL RETURN
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -2.62%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement          0.43%          After Reimbursement           0.41%

*The USAA Short-Term Bond Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.41%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.41%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, WHICH WAS 0.38% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL         USAA SHORT-TERM        LIPPER SHORT INVESTMENT
                   U.S. AGGREGATE      BOND FUND INSTITUTIONAL          GRADE BOND
                     BOND INDEX                 SHARES                  FUNDS INDEX
 7/31/2008           $10,000.00               $10,000.00                 $10,000.00
 8/31/2008            10,046.64                10,016.15                  10,028.22
 9/30/2008             9,986.92                 9,920.78                   9,691.59
10/31/2008            10,008.32                 9,667.70                   9,180.80
11/30/2008            10,128.13                 9,624.67                   9,276.55
12/31/2008            10,254.86                 9,647.65                   9,619.78
 1/31/2009            10,282.52                 9,739.52                   9,593.33

                                 [END CHART]

         Data from 7/31/08 through 1/31/09.*

         See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2009 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          51%
AA                                                                           16%
A                                                                            11%
BBB                                                                          21%
Securities with Short-Term Investment-Grade Ratings                           1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-30.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

                         o PORTFOLIO MIX -- 1/31/2009 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

Corporate Obligations                                                      31.5%
Commercial Mortgage Securities                                             20.6%
U.S. Government Agency Issues                                              19.1%
Asset-Backed Securities                                                    16.6%
Money Market Funds                                                          4.4%
Variable-Rate Demand Notes                                                  4.2%
Municipal Bonds                                                             4.2%
Eurodollar and Yankee Obligations                                           2.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (31.5%)

            CONSUMER DISCRETIONARY (1.8%)
            -----------------------------
            BROADCASTING (1.3%)
  $ 1,000   Cox Communications, Inc.                                              7.75%    11/01/2010     $  1,004
    1,000   Cox Enterprises, Inc.(a)                                              7.38      6/15/2009          996
    6,000   Liberty Media Corp.                                                   7.88      7/15/2009        5,900
    1,000   Time Warner Cable, Inc.                                               8.25      2/14/2014        1,064
                                                                                                          --------
                                                                                                             8,964
                                                                                                          --------
            HOME IMPROVEMENT RETAIL (0.3%)
    2,000   Home Depot, Inc.                                                      5.20      3/01/2011        2,010
                                                                                                          --------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,000   Carnival Corp.                                                        0.50      4/29/2033        1,273
                                                                                                          --------
            Total Consumer Discretionary                                                                    12,247
                                                                                                          --------
            CONSUMER STAPLES (1.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    3,000   Cargill, Inc.(a)                                                      5.20      1/22/2013        2,874
                                                                                                          --------
            BREWERS (0.3%)
    2,000   Anheuser-Busch Companies, Inc.(a)                                     7.20      1/15/2014        2,034
                                                                                                          --------
            DRUG RETAIL (0.3%)
    2,000   Walgreen Co.                                                          4.88      8/01/2013        2,106
                                                                                                          --------
            FOOD RETAIL (0.2%)
    1,000   Kroger Co.                                                            8.05      2/01/2010        1,035
                                                                                                          --------
            PACKAGED FOODS & MEAT (0.3%)
    1,000   Kraft Foods, Inc.                                                     4.13     11/12/2009        1,002
    1,000   Kraft Foods, Inc.                                                     6.75      2/19/2014        1,085
                                                                                                          --------
                                                                                                             2,087
                                                                                                          --------
            SOFT DRINKS (0.4%)
    1,000   Bottling Group, LLC                                                   6.95      3/15/2014        1,146
    1,000   Coca Cola Enterprises, Inc.                                           7.38      3/03/2014        1,149
                                                                                                          --------
                                                                                                             2,295
                                                                                                          --------
            Total Consumer Staples                                                                          12,431
                                                                                                          --------

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            ENERGY (4.7%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
  $ 1,000   Hess Corp.                                                            7.00%     2/15/2014     $  1,015
    1,425   Louisiana Land and Exploration Co.                                    7.63      4/15/2013        1,530
                                                                                                          --------
                                                                                                             2,545
                                                                                                          --------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
    1,000   Baker Hughes, Inc.                                                    6.50     11/15/2013        1,066
    2,000   Seacor Holdings, Inc.                                                 7.20      9/15/2009        2,017
                                                                                                          --------
                                                                                                             3,083
                                                                                                          --------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,000   Devon Energy Corp.                                                    5.63      1/15/2014        2,038
    2,000   Southwestern Energy Co.                                               7.63      5/01/2027        2,010
    1,000   XTO Energy, Inc.                                                      5.00      8/01/2010          985
    1,000   XTO Energy, Inc.                                                      4.63      6/15/2013          946
                                                                                                          --------
                                                                                                             5,979
                                                                                                          --------
            OIL & GAS STORAGE & TRANSPORTATION (3.0%)
    1,000   DCP Midstream, LLC(a)                                                 9.70     12/01/2013        1,035
    2,000   Enbridge Energy Partners, LP                                          9.88      3/01/2019        2,110
    1,000   Energy Transfer Partners, LP                                          6.00      7/01/2013          943
    1,000   Energy Transfer Partners, LP                                          9.70      3/15/2019        1,077
    2,000   Enterprise Products Operating, LP                                     4.63     10/15/2009        1,982
    2,233   Kern River Funding Corp.(a)                                           6.68      7/31/2016        2,130
    2,000   Kinder Morgan Energy Partners, LP                                     6.75      3/15/2011        2,079
    2,000   NGPL PipeCo, LLC                                                      6.51     12/15/2012        1,869
    5,000   Rockies Express Pipeline, LLC(a),(b)                                  5.10(c)   8/20/2009        5,005
    1,105   Teppco Partners, LP                                                   6.13      2/01/2013          982
    1,000   Teppco Partners, LP                                                   5.90      4/15/2013          876
                                                                                                          --------
                                                                                                            20,088
                                                                                                          --------
            Total Energy                                                                                    31,695
                                                                                                          --------
            FINANCIALS (12.5%)
            ------------------
            CONSUMER FINANCE (0.6%)
    2,000   American Express Credit Corp.                                         5.88      5/02/2013        1,937
    1,000   American Honda Finance Corp.(a)                                       6.70     10/01/2013        1,001
    1,000   SLM Corp.                                                             5.03(c)   6/01/2009          960
                                                                                                          --------
                                                                                                             3,898
                                                                                                          --------
            DIVERSIFIED BANKS (0.5%)
    2,170   First Tennessee Bank, N.A.                                            4.63      5/15/2013        1,623
    1,000   Huntington National Bank                                              4.38      1/15/2010          960
    1,000   Royal Bank of Scotland Group plc                                      9.12              -(d)       365
      364   U.S. Central Credit Union                                             2.70      9/30/2009          356
                                                                                                          --------
                                                                                                             3,304
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (2.6%)
  $ 2,000   Genworth Life Institutional Funding Trust(a)                          5.88%     5/03/2013     $  1,430
    2,000   Jackson National Life Global Funding(a)                               5.38      5/08/2013        1,855
    3,000   MetLife Global Funding I(a)                                           2.19(c)   5/17/2010        2,707
    2,000   MetLife Global Funding I(a)                                           5.75      7/25/2011        1,954
    1,000   MetLife Global Funding I(a)                                           5.13      4/10/2013          958
    3,000   Principal Life Income Fundings Trust                                  5.15      6/17/2011        2,787
    2,000   Principal Life Income Fundings Trust                                  5.15      9/30/2011        1,873
    2,000   Principal Life Income Fundings Trust                                  5.30     12/14/2012        1,931
    2,000   Prudential Financial, Inc.                                            5.15      1/15/2013        1,816
                                                                                                          --------
                                                                                                            17,311
                                                                                                          --------
            MULTI-LINE INSURANCE (0.4%)
    3,000   Genworth Global Funding Trust                                         5.20     10/08/2010        2,697
                                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    3,000   Citigroup, Inc.                                                       4.25      7/29/2009        2,970
    2,000   Citigroup, Inc.                                                       5.30     10/17/2012        1,829
    5,000   General Electric Capital Corp.(b)                                     4.13      9/01/2009        5,001
    2,000   ZFS Finance USA Trust IV(a)                                           5.88      5/09/2032          742
                                                                                                          --------
                                                                                                            10,542
                                                                                                          --------
            PROPERTY & CASUALTY INSURANCE (1.0%)
    2,000   Allstate Life Global Funding Trust                                    5.38      4/30/2013        2,019
    5,000   Berkshire Hathaway Finance Corp.(b)                                   4.20     12/15/2010        5,144
                                                                                                          --------
                                                                                                             7,163
                                                                                                          --------
            REGIONAL BANKS (1.4%)
    2,000   Chittenden Corp.                                                      5.80      2/14/2017        2,047
    2,000   Cullen/Frost Bankers, Inc.                                            5.75      2/15/2017        1,795
    2,000   M&I Marshall & Ilsley Bank                                            5.15      2/22/2012        1,890
    2,000   National City Bank                                                    4.50      3/15/2010        1,995
    2,000   Susquehanna Bancshares, Inc.                                          4.75      5/01/2014        1,988
                                                                                                          --------
                                                                                                             9,715
                                                                                                          --------
            REITs - INDUSTRIAL (0.4%)
    2,000   AMB Property, LP                                                      6.30      6/01/2013        1,433
    2,000   ProLogis                                                              2.25      4/01/2037        1,057
                                                                                                          --------
                                                                                                             2,490
                                                                                                          --------
            REITs - OFFICE (1.1%)
    2,000   Brandywine Operating Partnership, LP                                  4.50     11/01/2009        1,889
    2,000   Duke Realty, LP                                                       6.80      2/12/2009        1,999
    2,000   Duke Realty, LP                                                       5.63      8/15/2011        1,617
    2,000   Mack-Cali Realty, LP                                                  5.05      4/15/2010        1,771
                                                                                                          --------
                                                                                                             7,276
                                                                                                          --------

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            REITs - RESIDENTIAL (1.3%)
  $ 2,000   AvalonBay Communities, Inc.                                           6.63%     9/15/2011     $  1,919
    1,000   AvalonBay Communities, Inc.                                           5.50      1/15/2012          926
    3,000   ERP Operating, LP                                                     4.75      6/15/2009        2,968
    1,000   ERP Operating, LP                                                     6.63      3/15/2012          966
    2,000   United Dominion Realty Trust, Inc.                                    6.50      6/15/2009        1,954
                                                                                                          --------
                                                                                                             8,733
                                                                                                          --------
            REITs - RETAIL (0.5%)
    1,000   Kimco Realty Corp.                                                    6.00     11/30/2012          797
    1,000   Regency Centers, LP                                                   6.75      1/15/2012          853
    2,000   Simon Property Group, LP                                              5.60      9/01/2011        1,767
                                                                                                          --------
                                                                                                             3,417
                                                                                                          --------
            REITs - SPECIALIZED (0.2%)
    1,000   Health Care Property Investors, Inc.                                  5.95      9/15/2011          790
    1,000   Nationwide Health Properties, Inc.                                    6.90     10/01/2037          970
                                                                                                          --------
                                                                                                             1,760
                                                                                                          --------
            THRIFTS & MORTGAGE FINANCE (0.9%)
    2,255   Independence Community Bank Corp.                                     3.75      4/01/2014        1,838
    2,000   Sovereign Bank                                                        2.75      1/17/2012        2,024
    2,000   World Savings Bank Federal Savings Bank                               4.13     12/15/2009        1,996
                                                                                                          --------
                                                                                                             5,858
                                                                                                          --------
            Total Financials                                                                                84,164
                                                                                                          --------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
    2,000   Abbott Laboratories                                                   5.15     11/30/2012        2,133
                                                                                                          --------
            INDUSTRIALS (0.8%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.3%)
    2,000   Fedex Corp.                                                           7.38      1/15/2014        2,091
                                                                                                          --------
            AIRLINES (0.0%)
       19   America West Airlines, Inc. Pass-Through Trust                        6.85      7/02/2009           19
                                                                                                          --------
            BUILDING PRODUCTS (0.1%)
    1,000   CRH America, Inc.                                                     5.63      9/30/2011          855
                                                                                                          --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    1,000   Caterpillar Financial Services Corp.                                  4.85     12/07/2012        1,006
                                                                                                          --------
            INDUSTRIAL CONGLOMERATES (0.2%)
    1,000   Tyco International Finance                                            8.50      1/15/2019        1,064
                                                                                                          --------
            Total Industrials                                                                                5,035
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
  $ 1,000   Computer Sciences Corp.(a)                                            5.50%     3/15/2013     $    955
                                                                                                          --------
            MATERIALS (0.6%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
    1,000   E. I. du Pont de Nemours and Co.                                      5.00      1/15/2013        1,030
    1,000   E. I. du Pont de Nemours and Co.                                      5.00      7/15/2013        1,039
                                                                                                          --------
                                                                                                             2,069
                                                                                                          --------
            GOLD (0.3%)
    2,000   Barrick Gold Finance Co., LLC                                         6.13      9/15/2013        1,969
                                                                                                          --------
            Total Materials                                                                                  4,038
                                                                                                          --------
            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    2,000   AT&T, Inc.                                                            4.85      2/15/2014        2,012
    2,880   Qwest Corp.                                                           8.88      3/15/2012        2,880
    1,000   Verizon Communications, Inc.                                          5.25      4/15/2013        1,019
                                                                                                          --------
                                                                                                             5,911
                                                                                                          --------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    1,000   Verizon Wireless Capital, LLC                                         7.38     11/15/2013        1,083
                                                                                                          --------
            Total Telecommunication Services                                                                 6,994
                                                                                                          --------
            UTILITIES (7.8%)
            ----------------
            ELECTRIC UTILITIES (4.9%)
    2,000   Alabama Power Co.                                                     2.35(c)   8/25/2009        1,964
    1,269   Cedar Brakes II, LLC(a)                                               9.88      9/01/2013        1,314
    2,000   Cincinnati Gas & Electric Co.                                         5.70      9/15/2012        1,962
    2,000   Commonwealth Edison Co.                                               6.15      3/15/2012        2,034
    1,367   Consumers Energy Co.                                                  4.00      5/15/2010        1,349
    2,145   Detroit Edison Co.                                                    6.13     10/01/2010        2,182
    2,000   Entergy Gulf States, Inc.                                             6.00     12/01/2012        1,944
    3,000   Entergy Louisiana Holdings, Inc.                                      5.83     11/01/2010        2,972
    2,000   FPL Group Capital, Inc.                                               5.63      9/01/2011        2,110
    2,000   ITC Holdings Corp.(a)                                                 5.25      7/15/2013        1,795
    1,000   Northeast Utilities                                                   5.65      6/01/2013          944
    2,000   Northern States Power Co.                                             8.00      8/28/2012        2,254
      940   Oglethorpe Power Corp.                                                6.97      6/30/2011          946
    2,000   Oncor Electric Delivery Co., LLC(a)                                   5.95      9/01/2013        1,958
    2,000   PacifiCorp                                                            6.90     11/15/2011        2,158
    2,000   Pepco Holdings, Inc.                                                  4.00      5/15/2010        1,948

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
  $ 1,029   Power Contract Financing, LLC(a)                                      6.26%     2/01/2010     $  1,000
    2,000   PPL Capital Funding, Inc.                                             4.33      3/01/2009        2,004
                                                                                                          --------
                                                                                                            32,838
                                                                                                          --------
            GAS UTILITIES (0.9%)
    2,000   AGL Capital Corp.                                                     7.13      1/14/2011        2,026
    3,000   Atmos Energy Corp.                                                    4.00     10/15/2009        2,967
    1,000   ONEOK Partners, LP                                                    5.90      4/01/2012          965
                                                                                                          --------
                                                                                                             5,958
                                                                                                          --------
            MULTI-UTILITIES (2.0%)
    3,605   Black Hills Corp.                                                     6.50      5/15/2013        3,228
    2,000   CenterPoint Energy Houston Electric, LLC                              5.70      3/15/2013        1,979
    2,000   CenterPoint Energy Houston Electric, LLC                              7.00      3/01/2014        2,061
    1,000   CenterPoint Energy, Inc.                                              7.25      9/01/2010          989
    1,000   Dominion Resources, Inc.                                              8.88      1/15/2019        1,136
    1,000   Energy East Corp.                                                     6.75      6/15/2012          993
    2,000   NiSource Finance Corp.                                                7.88     11/15/2010        1,902
    1,000   Puget Sound Energy, Inc.                                              6.75      1/15/2016          982
                                                                                                          --------
                                                                                                            13,270
                                                                                                          --------
            Total Utilities                                                                                 52,066
                                                                                                          --------
            Total Corporate Obligations (cost: $218,357)                                                   211,758
                                                                                                          --------
            EURODOLLAR AND YANKEE OBLIGATIONS (2.7%)

            ENERGY (0.5%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
    2,791   PEMEX Finance Ltd.                                                    9.03      2/15/2011        2,819
                                                                                                          --------
            OIL & GAS DRILLING (0.1%)
      471   Delek & Avner-Yam Tethys Ltd.(a)                                      4.29(c)   8/01/2013          471
                                                                                                          --------
            Total Energy                                                                                     3,290
                                                                                                          --------
            FINANCIALS (1.7%)
            -----------------
            DIVERSIFIED BANKS (1.3%)
    3,000   ANZ Capital Trust I(a)                                                4.48              -(d)     2,581
    3,000   Barclays Bank plc(a)                                                  7.38              -(d)     1,319
    2,000   DnB Holding ASA(a)                                                    7.73              -(d)     1,278
    1,000   HSBC Capital Funding, LP(a)                                           9.55              -(d)       770
    3,000   Mizuho Financial Group, Inc.                                          8.38              -(d)     2,985
                                                                                                          --------
                                                                                                             8,933
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
  $ 2,500   UBS Preferred Funding Trust II                                        7.25%             -(d)  $  1,269
                                                                                                          --------
            MULTI-LINE INSURANCE (0.2%)
    3,000   ING Capital Funding Trust III                                         8.44              -(d)     1,351
                                                                                                          --------
            Total Financials                                                                                11,553
                                                                                                          --------
            INDUSTRIALS (0.3%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.3%)
    2,000   Siemens Finance(a)                                                    5.50      2/16/2012        2,081
                                                                                                          --------
            MATERIALS (0.2%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    1,148   Agrium, Inc.                                                          8.25      2/15/2011        1,183
                                                                                                          --------
            Total Eurodollar and Yankee Obligations (cost: $24,655)                                         18,107
                                                                                                          --------
            ASSET-BACKED SECURITIES (16.6%)

            FINANCIALS (16.6%)
            ------------------
            ASSET-BACKED FINANCING (16.6%)
      355   Aerco Ltd.(a)                                                         0.85(c)   7/15/2025          357
    4,000   AESOP Funding II, LLC(a)                                              0.58(c)   3/20/2012        2,962
      291   Airport Airplanes                                                     1.57(c)   3/15/2019          218
    2,000   American Express Credit Account Master Trust                          0.61(c)  12/15/2013          956
    2,000   AmeriCredit Automobile Receivables Trust                              2.18(c)   1/12/2012        1,879
    5,000   AmeriCredit Automobile Receivables Trust                              6.96     10/14/2014        4,121
   10,000   ARG Funding Corp.(a),(b)                                              4.29      4/20/2011        9,070
    3,560   Aviation Capital Group Trust (INS)(a)                                 1.06(c)   9/20/2033        3,146
    4,000   Banc of America Mortgage Securities, Inc.                             4.15(c)   7/25/2034        3,906
    2,000   Banc of America Securities Auto Trust                                 5.51      2/19/2013        1,657
    4,000   Bank of America Auto Trust(a)                                         5.73      1/20/2013        3,885
    2,000   Bank One Issuance Trust                                               4.77      2/16/2016        1,073
    2,000   Cabela's Credit Card Master Note Trust(a)                             5.26     10/15/2014        1,876
       32   Capital One Auto Finance Trust                                        5.29      5/17/2010           32
    1,180   Capital One Auto Finance Trust (INS)                                  4.71      6/15/2012        1,052
    2,000   Capital One Auto Finance Trust                                        0.36(c)   5/15/2013        1,416
    2,000   Capital One Multi-Asset Execution Trust                               6.00      8/15/2013        1,209
    1,933   Caterpillar Financial Asset Trust                                     5.34      6/25/2012        1,937
    2,000   Caterpillar Financial Asset Trust                                     4.94      4/25/2014        1,968
    3,000   CenterPoint Energy Transition Bond Co., LLC                           4.19      2/01/2020        2,957
    3,000   Citibank Credit Card Issuance Trust                                   5.15      3/07/2011        2,984
    1,000   Citibank Credit Card Issuance Trust                                   6.95      2/18/2014          634
    4,000   Citibank Credit Card Issuance Trust                                   6.30      6/20/2014        2,382
      646   CPS Auto Receivables Trust(a)                                         5.27     10/15/2010          637

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
  $ 5,000   CPS Auto Receivables Trust (INS)                                      6.48%     7/15/2013     $  4,431
    2,305   Credit Acceptance Auto Dealer Loan Trust                              6.16      4/15/2013        2,174
      698   E*Trade RV and Marine Trust                                           3.62     10/08/2018          655
    3,000   Fifth Third Auto Trust                                                4.81      1/15/2013        2,863
    2,000   GE Capital Credit Card Master Note Trust                              0.44(c)   9/15/2012        1,744
      600   GE Capital Credit Card Master Note Trust                              0.50(c)   3/15/2013          467
    1,000   GE Capital Credit Card Master Note Trust                              0.34(c)   6/15/2013          938
    1,000   GE Capital Credit Card Master Note Trust                              0.63(c)   6/15/2013          541
    1,000   GE Capital Credit Card Master Note Trust                              0.37(c)   3/15/2015          843
      824   GE Equipment Small Ticket, LLC(a)                                     4.62     12/22/2014          806
    4,000   Hertz Vehicle Financing, LLC(a)                                       5.08     11/25/2011        3,064
    2,000   Honda Auto Receivables Owner Trust                                    5.57     11/21/2013        2,025
    2,000   HSBC Automotive Trust                                                 4.94     11/19/2012        1,910
    2,500   HSBC Private Label Credit Card Master Note Trust                      0.35(c)  12/16/2013        2,348
    3,000   Huntington Auto Trust(a)                                              4.81      4/16/2012        2,899
    2,000   Hyundai Auto Receivables Trust                                        5.48     11/17/2014        1,944
    3,657   Long Beach Acceptance Auto Receivables Trust                          5.50      5/15/2013        3,334
    3,500   MBNA Master Credit Card Note Trust(a)                                 6.65      8/15/2011        3,392
    2,000   MBNA Master Credit Card Note Trust                                    6.80      7/15/2014        1,178
    3,000   Nissan Auto Receivables Owner Trust                                   4.28      6/16/2014        2,942
    2,000   Nissan Auto Receivables Owner Trust                                   5.05     11/17/2014        1,977
    3,000   Rental Car Finance Corp.(a)                                           0.53(c)   7/25/2013        2,425
    3,778   SLM Student Loan Trust                                                1.54(c)   1/27/2025        2,651
    1,970   SLM Student Loan Trust                                                1.71(c)  10/25/2038        1,265
      412   Triad Automobile Receivables Owners Trust                             4.77      1/12/2011          409
      360   Triad Automobile Receivables Owners Trust                             5.26     11/14/2011          349
    1,505   UPFC Auto Receivables Trust                                           5.75      9/15/2010        1,479
    2,133   USXL Funding, LLC (INS)(a)                                            5.38      4/15/2014        1,898
    3,000   Volkswagen Auto Loan Enhanced Trust                                   6.24      7/20/2015        2,993
    2,000   Wachovia Auto Owner Trust                                             5.35      3/20/2014        1,878
    2,000   WFS Financial Owner Trust                                             4.76      5/17/2013        1,315
                                                                                                          --------
            Total Financials                                                                               111,451
                                                                                                          --------
            Total Asset-Backed Securities (cost: $122,620)                                                 111,451
                                                                                                          --------

            COMMERCIAL MORTGAGE SECURITIES (20.6%)

            FINANCIALS (20.6%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (18.5%)
    3,000   Banc of America Commercial Mortgage, Inc.                             6.02      3/10/2013        2,263
    2,000   Banc of America Commercial Mortgage, Inc.                             4.65      9/11/2036        1,787
      228   Banc of America Commercial Mortgage, Inc.                             3.52     11/10/2038          226
    4,000   Banc of America Commercial Mortgage, Inc.                             4.99(c)  11/10/2042        3,546

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
  $ 5,557   Banc of America Commercial Mortgage, Inc.                             4.78%     7/10/2043     $  4,768
    3,000   Banc of America Commercial Mortgage, Inc.                             5.15(c)   7/10/2045        2,574
    1,666   Bear Stearns Commercial Mortgage Securities, Inc.                     4.00      3/13/2040        1,506
    3,000   Chase Commercial Mortgage Securities Corp.                            7.73      1/15/2032        2,784
    2,659   Chase Commercial Mortgage Securities Corp.                            7.32     10/15/2032        2,573
    1,089   Commercial Mortgage Asset Trust                                       6.64      1/17/2032        1,069
    2,000   Commercial Mortgage Asset Trust                                       7.64     11/17/2032        1,466
    2,000   Commercial Mortgage Trust                                             4.58     10/15/2037        1,693
    1,996   Commercial Mortgage Trust(a)                                          4.02      3/03/2041        1,697
    1,000   Commercial Mortgage Trust(a)                                          5.15      5/10/2043          966
    2,000   Credit Suisse First Boston Mortgage Securities Corp.(a)               5.78     12/15/2035        1,320
    1,000   Credit Suisse First Boston Mortgage Securities Corp.                  4.92      4/15/2037          391
    5,061   Credit Suisse First Boston Mortgage Securities Corp.(b)               3.88     10/15/2039        4,956
    3,563   Credit Suisse First Boston Mortgage Securities Corp.                  7.55      4/15/2062        3,445
    1,950   Deutsche Mortgage & Asset Receiving Corp.                             7.50      6/15/2031        1,817
    1,000   Diversified REIT(a),(b)                                               6.97      3/08/2010          919
      286   Diversified REIT(a)                                                   6.78      3/18/2011          287
    3,000   Diversified REIT(a),(b)                                               6.78      3/18/2011        3,015
      411   DLJ Commercial Mortgage Corp.                                         7.30      6/10/2032          405
    5,000   DLJ Commercial Mortgage Corp.                                         8.01(c)  10/10/2032        4,920
    2,000   First Union National Bank-Chase Manhattan
              Bank Commercial Mortgage Trust                                      7.06      6/15/2031        1,977
      574   G-Force, LLC(a)                                                       4.39      8/22/2036          316
      318   GE Commercial Mortgage Corp.                                          4.17      7/10/2037          298
    4,000   Global Signal Trust III(a)                                            5.36      2/15/2036        3,649
    5,000   GMAC Commercial Mortgage Security, Inc.                               7.29(c)   9/15/2033        4,557
    2,000   GMAC Commercial Mortgage Security, Inc.                               4.75      5/10/2043        1,212
    2,054   GS Mortgage Securities Corp. II(a)                                    6.04      8/15/2018        2,016
    1,000   GS Mortgage Securities Corp. II                                       5.53      8/10/2038          406
    1,545   GS Mortgage Securities Corp. II                                       4.30      1/10/2040        1,351
    1,058   J.P. Morgan Chase Commercial Mortgage Securities Corp.                6.24      4/15/2035        1,043
    4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                4.82      9/12/2037        3,656
    4,200   J.P. Morgan Chase Commercial Mortgage Securities Corp.                4.87     10/15/2042        3,858
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.49      4/15/2043        1,511
    4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.(b)             5.79      6/12/2043        3,008
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.88(c)   4/15/2045        1,534

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
  $ 3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.52%     5/12/2045     $  2,179
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.37      5/15/2045        2,186
    2,000   LB-UBS Commercial Mortgage Trust(a)                                   6.83      7/14/2016        1,954
      465   LB-UBS Commercial Mortgage Trust                                      6.27      6/15/2020          454
    1,500   LB-UBS Commercial Mortgage Trust                                      4.56      9/15/2026        1,372
    2,299   LB-UBS Commercial Mortgage Trust                                      5.02      2/15/2031        2,241
    2,108   Merrill Lynch Mortgage Investors, Inc.                                7.56     11/15/2031        2,062
    1,500   Merrill Lynch Mortgage Trust                                          5.10(c)   7/12/2038          371
    3,000   Merrill Lynch-Countrywide Commercial Mortgage Trust                   5.38      7/12/2046        2,170
    2,899   Morgan Stanley Dean Witter Capital I, Inc.                            6.51      4/15/2034        2,675
    1,837   Morgan Stanley Dean Witter Capital I, Inc.(a)                         4.97      5/24/2043        1,818
      900   Morgan Stanley Dean Witter Capital I, Inc.(a)                         5.13      5/24/2043          377
    2,000   Mortgage Capital Funding, Inc.                                        7.09(c)   6/18/2030        1,967
    2,000   Prudential Securities Secured Financing Corp.                         6.76      6/16/2031        1,900
    2,485   Salomon Brothers Mortgage Securities VII, Inc.                        7.46      7/18/2033        2,395
    2,379   Salomon Brothers Mortgage Securities VII, Inc.                        4.47      3/18/2036        2,114
    2,000   SBA Trust(a)                                                          5.45     11/15/2036        1,353
    3,840   Structured Asset Securities Corp.                                     7.15     10/12/2034        3,666
      417   Trizechahn Office Properties Trust(a)                                 6.09      5/15/2016          437
    4,500   Wachovia Bank Commercial Mortgage Trust                               4.66      4/15/2042        4,310
    2,000   Wachovia Bank Commercial Mortgage Trust                               5.17(c)  10/15/2044        1,562
    5,000   Wachovia Bank Commercial Mortgage Trust                               5.50     10/15/2048        4,196
                                                                                                          --------
                                                                                                           124,544
                                                                                                          --------
            ESCROWED BONDS (1.4%)
    4,000   Four Times Square Trust                                               7.80      4/15/2015        4,025
    2,282   GS Mortgage Securities Corp. II(a)                                    6.21      2/14/2016        2,255
    3,000   GS Mortgage Securities Corp. II(a)                                    6.77      5/03/2018        3,302
                                                                                                          --------
                                                                                                             9,582
                                                                                                          --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
    9,250   Bear Stearns Commercial Mortgage
              Securities, Inc., acquired 6/17/2004;
              cost $538(a),(e)                                                    2.06      5/14/2016           51
   44,160   Credit Suisse First Boston Mortgage
              Securities Corp., acquired 2/26/2004
              and 8/30/2004; cost $1,976(a),(e)                                   0.94      1/15/2037          787
    8,236   Credit Suisse First Boston Mortgage
              Securities Corp., acquired 6/17/2003
              and 8/04/2005; cost $726(a),(e)                                     1.70      5/15/2038          164

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $ 46,199   First Union National Bank Commercial
              Mortgage Trust, acquired 6/06/2006;
              cost $1,208(a),(e)                                                  0.96%     2/12/2034     $      1
    9,209   Greenwich Capital Commercial Funding Corp.,
              acquired 7/17/2003; cost $534(a),(e)                                1.86      1/11/2035          161
   40,914   LB-UBS Commercial Mortgage Trust,
              acquired 5/20/2003 and 12/14/2007;
              cost $1,295(a),(e)                                                  1.03      2/15/2037          551
   57,577   Morgan Stanley Cap I, Inc., acquired 5/09/2008;
              cost $1,365(a),(e)                                                  0.91      4/15/2038        1,100
   67,772   Morgan Stanley Cap I, Inc., acquired 5/09/2008;
              cost $1,784(a),(e)                                                  0.95      1/13/2041        1,604
                                                                                                          --------
                                                                                                             4,419
                                                                                                          --------
            Total Financials                                                                               138,545
                                                                                                          --------
            Total Commercial Mortgage Securities (cost: $156,403)                                          138,545
                                                                                                          --------
            U.S. GOVERNMENT AGENCY ISSUES (19.1%)(f)
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
    2,000   Freddie Mac(+)                                                        4.50      1/15/2029        2,049
                                                                                                          --------
            DEBENTURES (0.9%)
    2,000   Bank of America Corp. (INS)                                           3.13      6/15/2012        2,046
    4,000   Fannie Mae(+)                                                         4.80(c)   2/17/2009        4,000
                                                                                                          --------
                                                                                                             6,046
                                                                                                          --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    7,106   Government National Mortgage Assn.                                    1.78(c)   7/16/2010          131
                                                                                                          --------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (17.9%)
    4,878   Fannie Mae(+)                                                         5.00     12/01/2021        5,001
    9,831   Fannie Mae(+)                                                         5.00      6/01/2023       10,076
    9,580   Fannie Mae(+)                                                         5.00      9/01/2023        9,818
   25,000   Fannie Mae(+),(g)                                                     5.00      2/01/2024       25,582
    6,906   Fannie Mae(+)                                                         5.50     12/01/2020        7,133
    4,602   Fannie Mae(+)                                                         5.50      2/01/2023        4,750
   13,916   Fannie Mae(+)                                                         5.50      6/01/2023       14,362
    9,305   Fannie Mae(+)                                                         6.00     10/01/2022        9,691
    4,723   Fannie Mae(+)                                                         6.00      1/01/2023        4,919
    9,177   Fannie Mae(+)                                                         6.00      1/01/2023        9,558
    4,767   Fannie Mae(+)                                                         6.00      7/01/2023        4,965
    3,731   Freddie Mac(+)                                                        5.00      5/01/2020        3,824
    2,110   Freddie Mac(+)                                                        5.00      9/01/2020        2,163
    3,362   Freddie Mac(+)                                                        5.36(c)   4/01/2035        3,431

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
  $ 1,247   Freddie Mac(+)                                                        5.50%    11/01/2018     $  1,293
    3,242   Freddie Mac(+)                                                        5.50      4/01/2021        3,347
                                                                                                          --------
                                                                                                           119,913
                                                                                                          --------
            Total U.S. Government Agency Issues (cost: $124,900)                                           128,139
                                                                                                          --------
            MUNICIPAL BONDS (4.2%)
            AIRPORT/PORT (0.6%)
      980   Cleveland (INS)                                                       5.24      1/01/2017          961
    2,745   College Park Georgia (INS)                                            5.66      1/01/2012        2,734
                                                                                                          --------
                                                                                                             3,695
                                                                                                          --------
            APPROPRIATED DEBT (0.2%)
    1,345   Reeves County (INS)                                                   5.75      3/01/2012        1,322
                                                                                                          --------
            COMMUNITY SERVICE (0.2%)
    1,500   American National Red Cross                                           5.36     11/15/2011        1,553
                                                                                                          --------
            ELECTRIC UTILITIES (0.4%)
    2,345   Mississippi Dev. Bank (INS)                                           5.24      7/01/2011        2,360
                                                                                                          --------
            ELECTRIC/GAS UTILITIES (0.4%)
    1,750   Energy Northwest                                                      5.23      7/01/2011        1,768
      915   Pedernales Electric Cooperative, Inc. (INS)(a)                        4.09     11/15/2012          905
                                                                                                          --------
                                                                                                             2,673
                                                                                                          --------
            GENERAL OBLIGATION (0.8%)
    5,100   Detroit (INS)                                                         5.00      4/01/2009        5,088
                                                                                                          --------
            HOSPITAL (0.3%)
    1,000   Medical Univ. Hospital Facilities Auth. (INS)                         3.92      2/15/2009        1,000
    1,340   New Jersey Health Care Facilities Financing Auth.                     5.07      3/01/2009        1,341
                                                                                                          --------
                                                                                                             2,341
                                                                                                          --------
            NURSING/CCRC (0.3%)
    2,000   Waco Health Facilities Dev. Corp. (INS)                               5.27      2/01/2016        2,029
                                                                                                          --------
            SPECIAL ASSESSMENT/TAX/FEE (1.0%)
      795   City and County of San Francisco Redevelopment Financing Auth. (INS)  5.62      8/01/2016          792
    1,000   New York State Environmental Facilities Corp. (INS)                   4.02     12/15/2009        1,001
    3,000   New York State Housing Finance Agency                                 5.17      9/15/2009        3,024
    1,000   New York State Housing Finance Agency                                 5.19      9/15/2011        1,023
    1,000   Short Pump Town Center Community Dev. Auth.(a)                        6.26      2/01/2009        1,000
                                                                                                          --------
                                                                                                             6,840
                                                                                                          --------
            Total Municipal Bonds (cost: $27,813)                                                           27,901
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (8.6%)
            VARIABLE-RATE DEMAND NOTES (4.2%)
            MATERIALS (3.0%)
            ----------------
            DIVERSIFIED CHEMICALS (3.0%)
   $20,000  West Baton Rouge Parish Industrial District                           8.00%    11/01/2025     $ 20,000
                                                                                                          --------
            MUNICIPAL BONDS (0.7%)
            ----------------------
            HOSPITAL (0.7%)
     5,000  California Health Facilities Financing Auth. (LIQ)(INS)               6.50      7/01/2020        5,000
                                                                                                          --------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
     3,000  Gulf Coast IDA                                                        5.25      5/01/2039        3,000
                                                                                                          --------
            Total Variable-Rate Demand Notes                                                                28,000
                                                                                                          --------
------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (4.4%)
29,938,935  State Street Institutional Liquid
              Reserve Fund, 1.12%(h)                                                                        29,939
                                                                                                          --------
            Total Money Market Instruments (cost: $57,939)                                                  57,939
                                                                                                          --------

            TOTAL INVESTMENTS (COST: $732,687)                                                            $693,840
                                                                                                          ========

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    IDA     Industrial Development Authority/Agency
    REIT    Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Federal Deposit Insurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Corp., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer,

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

           such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JP Morgan Chase Bank, NA.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) At January 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2009.

    (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2009, was $4,419,000, which represented 0.7% of the Fund's net assets.

    (f) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+," are supported only by the right of the GSE to

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

        borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (g) At January 31, 2009, the aggregate market value of securities purchased on a when-issued basis was $25,582,000.

    (h) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

See accompanying notes to financial statements.

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $732,687)                  $693,840
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 7)                                               46
        Nonaffiliated transactions                                                  2,539
     Interest                                                                       5,964
  Variation margin on futures contracts                                               434
                                                                                 --------
        Total assets                                                              702,823
                                                                                 --------
LIABILITIES
  Payables:
     Securities purchased                                                          30,154
     Capital shares redeemed                                                          669
     Dividends on capital shares                                                      198
  Accrued management fees                                                             131
  Accrued transfer agent's fees                                                        43
  Other accrued expenses and payables                                                  39
                                                                                 --------
        Total liabilities                                                          31,234
                                                                                 --------
           Net assets applicable to capital shares outstanding                   $671,589
                                                                                 ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $758,709
  Accumulated net realized loss on investments and futures transactions           (48,273)
  Net unrealized depreciation of investments                                      (38,847)
                                                                                 --------
           Net assets applicable to capital shares outstanding                   $671,589
                                                                                 ========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $661,973/79,178 shares outstanding)              $   8.36
                                                                                 ========
     Institutional Shares (net assets of $9,616/1,150 shares outstanding)        $   8.36
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $ 18,239
                                                                        --------
EXPENSES
  Management fees                                                            909
  Administration and servicing fees:
     Fund Shares                                                             483
     Institutional Shares                                                      2
  Transfer agent's fees:
     Fund Shares                                                             724
     Institutional Shares                                                      2
  Custody and accounting fees:
     Fund Shares                                                              83
     Institutional Shares                                                      1
  Postage:
     Fund Shares                                                              27
  Shareholder reporting fees:
     Fund Shares                                                              20
  Trustees' fees                                                               6
  Registration fees:
     Fund Shares                                                              26
  Professional fees                                                           36
  Other                                                                        8
                                                                        --------
        Total expenses                                                     2,327
  Expenses paid indirectly:
     Fund Shares                                                              (1)
                                                                        --------
        Net expenses                                                       2,326
                                                                        --------
NET INVESTMENT INCOME                                                     15,913
                                                                        --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                         (261)
  Change in net unrealized appreciation/depreciation                     (33,878)
                                                                        --------
        Net realized and unrealized loss                                 (34,139)
                                                                        --------
  Decrease in net assets resulting from operations                      $(18,226)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                      1/31/2009      7/31/2008
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                $ 15,913       $ 26,458
  Net realized loss on investments                                         (261)          (239)
  Net realized gain on futures transactions                                   -            403
  Change in net unrealized appreciation/depreciation of
     investments                                                        (33,878)        (3,665)
                                                                       -----------------------
     Increase (decrease) in net assets resulting from operations        (18,226)        22,957
                                                                       -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                        (15,736)       (26,438)
     Institutional Shares*                                                 (177)             -
                                                                       -----------------------
     Distributions to shareholders                                      (15,913)       (26,438)
                                                                       -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                            44,341        139,195
  Institutional Shares                                                    9,989              -
                                                                       -----------------------
     Total net increase in net assets from capital share
        transactions                                                     54,330        139,195
                                                                       -----------------------
  Net increase in net assets                                             20,191        135,714
                                                                       -----------------------
NET ASSETS
  Beginning of period                                                   651,398        515,684
                                                                       -----------------------
  End of period                                                        $671,589       $651,398
                                                                       =======================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

The Fund has two classes of shares: Short-Term Bond Fund Shares (Fund Shares) and, effective August 1, 2008, Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

        services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                  $ 33,939,000
    Level 2 -- Other Significant Observable Inputs             659,901,000
    Level 3 -- Significant Unobservable Inputs                           -
    ----------------------------------------------------------------------------
    Total                                                     $693,840,000
    ----------------------------------------------------------------------------

C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2009, the Fund did not invest in any futures contracts.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $24,926,000, all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, these custodian and other bank credits reduced the Fund Shares' expenses by $1,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 1.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

At July 31, 2008, the Fund had capital loss carryovers of $48,012,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                         CAPITAL LOSS CARRYOVERS
               --------------------------------------------
               EXPIRES                            BALANCE
               -------                          -----------
                2009                            $ 3,527,000
                2010                              2,084,000
                2011                             39,474,000
                2012                              1,083,000
                2014                              1,383,000
                2015                                461,000
                                                -----------
                                  Total         $48,012,000
                                                ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $169,075,000 and $93,597,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $8,539,000 and $47,386,000, respectively, resulting in net unrealized depreciation of $38,847,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                                        SIX-MONTH PERIOD ENDED       YEAR ENDED
                                                              1/31/2009              7/31/2008
--------------------------------------------------------------------------------------------------
                                                         SHARES       AMOUNT     SHARES    AMOUNT
                                                        ------------------------------------------
FUND SHARES:
Shares sold                                              19,264     $ 164,205    34,963  $ 311,031
Shares issued from reinvested dividends                   1,733        14,585     2,725     24,239
Shares redeemed                                         (15,754)     (134,449)  (22,017)  (196,075)
                                                        ------------------------------------------
Net increase from capital share transactions              5,243     $  44,341    15,671  $ 139,195
                                                        ==========================================
INSTITUTIONAL SHARES (COMMENCED ON AUGUST 1, 2008):
Shares sold                                               1,603     $  13,823         -  $       -
Shares issued from reinvested dividends                      21           177         -          -
Shares redeemed                                            (474)       (4,011)        -          -
                                                        ------------------------------------------
Net increase from capital share transactions              1,150     $   9,989         -  $       -
                                                        ==========================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper Short Investment Grade Bond Funds Index over the performance period. The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                   +/- 0.04%
    +/- 0.51% to 1.00%                   +/- 0.05%
    +/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Bond Funds

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

    Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $909,000, which includes a performance adjustment for the Fund Shares and Institutional Shares of $128,000 and less than $500, respectively. For the Fund Shares and Institutional Shares, the performance adjustment was 0.04% and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $483,000 and $2,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $4,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.41% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Institutional Shares did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $724,000 and $2,000, respectively.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $46,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.8%
USAA Target Retirement 2020 Fund                                        0.7

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                      COST TO     NET REALIZED
      SELLER                   PURCHASER              PURCHASER   LOSS TO SELLER
--------------------------------------------------------------------------------
USAA High-Yield
  Opportunities Fund   USAA Short-Term Bond Fund     $5,969,000      $(62,000)

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                        YEAR ENDED JULY 31,
                               --------------------------------------------------------------------------------
                                   2009           2008          2007           2006          2005          2004
                               --------------------------------------------------------------------------------
Net asset value at
   beginning of period         $   8.81       $   8.85      $   8.80       $   8.87      $   8.98      $   9.05
                               --------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .21            .41           .40            .36           .30           .30
   Net realized and
      unrealized gain (loss)       (.45)          (.04)          .05           (.07)         (.11)         (.07)
                               --------------------------------------------------------------------------------
Total from investment
   operations                      (.24)           .37           .45            .29           .19           .23
                               --------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.21)          (.41)         (.40)          (.36)         (.30)         (.30)
                               --------------------------------------------------------------------------------
Net asset value at
   end of period               $   8.36       $   8.81      $   8.85       $   8.80      $   8.87      $   8.98
                               ================================================================================
Total return (%)*                 (2.73)          4.26          5.18(a)        3.36          2.19          2.51
Net assets at
   end of period (000)         $661,973       $651,398      $515,684       $439,343      $425,137      $413,897
Ratios to average
   net assets:**
   Expenses (%)(b)                  .72(c)         .69           .69(a)         .69           .56           .55
   Net investment
      income (%)                   4.88(c)        4.63          4.50           3.94          3.06          3.06
Portfolio turnover (%)               15             33            37             51            42            32

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $639,298,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $ 8.81
                                                                       ------
Income (loss) from investment operations:
 Net investment income                                                    .22
 Net realized and unrealized loss                                        (.45)
                                                                       ------
Total from investment operations                                         (.23)
                                                                       ------
Less distributions from:
 Net investment income                                                   (.22)
                                                                       ------
Net asset value at end of period                                       $ 8.36
                                                                       ======
Total return (%)*                                                       (2.62)
Net assets at end of period (000)                                      $9,616
Ratios to average net assets:**
 Expenses (%)(a)                                                          .38
 Net investment income (%)(a)                                            5.26
Portfolio turnover (%)                                                     15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $6,819,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING              ENDING               DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2008 -
                                        AUGUST 1, 2008       JANUARY 31, 2009        JANUARY 31, 2009
                                        -------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $  972.80                 $3.58

Hypothetical
 (5% return before expenses)               1,000.00               1,021.58                  3.67

INSTITUTIONAL SHARES*
Actual                                     1,000.00                 974.00                  1.86

Hypothetical
 (5% return before expenses)               1,000.00               1,022.91                  1.91

* Expenses are equal to the annualized expense ratio of 0.72% for Fund Shares and 0.38% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (2.73)% for Fund Shares and (2.62)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT usaa.com                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
         (8722)                        or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23426-0309                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.